PENSION AND OTHER POSTRETIREMENT BENEFITS - Postretirement Health Benefits, Defined Contribution and Other Retirement Plans (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Defined contribution and other retirement plans
Postretirement health benefits obligation	$ 2.0	$ 3.0
Accumulated other comprehensive loss relating to postretirement health benefits obligation	12.0	10.0
Value of DSUs outstanding under deferred compensation plans	$ 24.0	$ 22.0
DSUs outstanding under deferred compensation plans	0.1	0.1
Recognized defined contribution plan cost	$ 24.6	$ 22.7	$ 22.4
Deferred compensation plan accrued	$ 96.1	95.1
Minimum age of participant for termination of employment to determine forfeiture of interest on contribution	55 years
Other assets
Defined contribution and other retirement plans
Cash surrender value included in other assets	$ 272.2	$ 254.8